Securities - Summary of Securities Maturity Schedule (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	$ 362,837	$ 349,671
Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	119,320	111,027
Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	44,445	47,085
Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,518	7,538
Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,133	19,732
Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,132	3,324
Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,916	14,462
Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,603	1,946
Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	143	83
Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,680	20,106
Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,132	5,631
Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,548	14,475
Trading securities [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	56,176	43,811
Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	56,119	43,752
Trading securities [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	57	59
Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19	25
Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	130,497	107,171
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	78,275	60,535
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,771	4,922
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,271	782
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	43,214	29,148
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	28,019	25,683
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	52,222	46,636
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	28,763	23,709
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,236	15,867
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	99
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,124	7,060
Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,040	3,618
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,413	1,397
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	164	45
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	388	454
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	67	127
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	794	771
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,627	2,221
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,888	1,609
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	739	612
Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	108,980	127,855
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	83,171	94,733
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,663	12,731
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,927	9,507
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	40,737	45,766
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,407	20,096
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage Backed Securiy [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,437	6,633
Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	23,969	30,948
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,888	21,969
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	247	472
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,834	8,507
Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,840	2,174
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,598	1,804
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	242	$ 370
Within 1 year [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	46,631
Within 1 year [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,959
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,255
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,979
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,417
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,202
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,159
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	474
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	24
Within 1 year [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,704
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	694
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,010
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,178
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,518
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	992
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,365
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,161
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,660
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,649
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,212
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	988
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	148
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	143
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	697
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	224
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	24
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	200
Within 1 year [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20,282
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,200
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,165
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,168
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,798
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,162
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage Backed Securiy [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	907
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,082
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	61
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,021
One to Three Year [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	90,775
One to Three Year [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20,910
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	13,804
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	982
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,140
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	794
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,212
One to Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	676
One to Three Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,103
One to Three Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,177
One to Three Year [Member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,926
One to Three Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	21,944
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	14,437
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	515
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	40
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,744
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,138
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,507
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,053
One to Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,454
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	931
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	82
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	67
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	849
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	564
One to Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	285
One to Three Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	46,990
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	38,786
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,104
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,255
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,533
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,524
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage Backed Securiy [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,370
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,204
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,188
One to Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,016
Three to Five Year [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	55,784
Three to Five Year [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,134
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,805
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,017
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,105
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	961
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,219
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	453
Three to Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	50
Three to Five Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,321
Three to Five Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,412
Three to Five Year [Member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,909
Three to Five Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	31,987
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	20,436
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	872
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	766
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,286
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	9,512
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,551
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,950
Three to Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,601
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,198
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	195
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	107
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	88
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,003
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	764
Three to Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	239
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,465
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	6,080
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	283
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,199
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,188
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	250
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage Backed Securiy [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	160
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,385
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,490
Three to Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	895
Five To Ten Years [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	44,135
Five To Ten Years [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,393
Five To Ten Years [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	5,922
Five To Ten Years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,381
Five To Ten Years [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,085
Five To Ten Years [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	868
Five To Ten Years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,519
Five To Ten Years [member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	69
Five To Ten Years [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,463
Five To Ten Years [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,190
Five To Ten Years [member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,273
Five To Ten Years [member] | Trading securities [member] | Retained interests [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	19,625
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,059
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	435
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,243
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,173
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,208
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,566
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,049
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	99
Five To Ten Years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	418
Five To Ten Years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	577
Five To Ten Years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	33
Five To Ten Years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	33
Five To Ten Years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	544
Five To Ten Years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	529
Five To Ten Years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	15,540
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	11,171
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	607
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,091
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,002
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	471
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,369
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2,490
Five To Ten Years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,879
Over 10 years [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	67,496
Over 10 years [member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	8,748
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,659
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,159
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	3,386
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	307
Over 10 years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	807
Over 10 years [member] | Trading securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,089
Over 10 years [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	659
Over 10 years [member] | Trading securities [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	430
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	45,763
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	18,825
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,957
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	222
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,646
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	26,938
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	10,700
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16,236
Over 10 years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	2
Over 10 years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	122
Over 10 years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	115
Over 10 years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	16
Over 10 years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	99
Over 10 years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7
Over 10 years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7
Over 10 years [member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	12,863
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,934
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	504
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	214
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	7,216
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,929
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	4,659
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	247
Over 10 years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	23
With no Specific Maturity [Member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	58,016
With no Specific Maturity [Member] | Trading securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	56,176
With no Specific Maturity [Member] | Trading securities [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	56,176
With no Specific Maturity [Member] | Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	56,119
With no Specific Maturity [Member] | Trading securities [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	57
With no Specific Maturity [Member] | Securities at fair value through other comprehensive income [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,840
With no Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,840
With no Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	1,598
With no Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Total securities	$ 242